Mutual Fund and Variable Insurance Trust

May 3, 2019 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:  Mutual Fund and Variable Insurance Trust (the “Registrant”);

 File Nos. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for the Rational Income Opportunities Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 190, which was filed with the Commission on April 30, 2019 and (ii) that Post-Effective Amendment No. 190 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary